Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The values outlined below represent the Company’s estimates of fair value as of the acquisition date:

(In thousands)
Cash and cash equivalents	$458
Accounts receivable	423
Prepaid expenses and other assets	34
Deferred revenue contracts	162
Goodwill	10,485
Intangible assets	5,810

Total assets	$17,372

Accounts payable	$(91)
Accrued expenses	(250)
Deferred tax liability	(1,202)
Deferred revenue	(162)

Total liabilities	$(1,705)

Total consideration	$15,667

Total consideration, net of cash acquired	$15,209

Summary of Acquired Finite-Lived Intangible Assets

the following table summarizes the fair value estimates of the identifiable intangible assets and their estimated useful lives:

	Estimated fair value (In thousands)	Weighted average estimated useful life (In years)
Developed technology	$5,000	7
Non-competition agreements and related items	810	4.4

Total acquired intangible assets other than goodwill	$5,810